UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
GLC MPL LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1)
Date of Report (Date of earliest event reported): February 14, 2019
Commission File Number of securitizer:  025-01903
Central Index Key Number of securitizer:  0001636159
Brad Harris, Phone: (212) 372-9514
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i)☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)☐
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

The securitizer hereby terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3). The date of the last payment on the last asset-backed security held by non-affiliates for which the undersigned was a securitizer was June 20, 2018.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  February 14, 2019

GLC MPL LLC (Securitizer)

By:	/s/ Brian Chase
Name: Brian Chase
Title: Chief Operating Officer